Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000866700
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 26, 2023
Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2023
Prospectus Date	rr_ProspectusDate	Oct. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Michigan Intermediate Municipal Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIFX
Federated Hermes Michigan Intermediate Municipal Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMFIX
Federated Hermes Municipal High Yield Advantage Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMOAX
Federated Hermes Municipal High Yield Advantage Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMNCX
Federated Hermes Municipal High Yield Advantage Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHTFX
Federated Hermes Municipal High Yield Advantage Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMYIX
Federated Hermes Ohio Municipal Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMIAX
Federated Hermes Ohio Municipal Income Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMIFX
Federated Hermes Ohio Municipal Income Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMIIX
Federated Hermes Pennsylvania Municipal Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAMFX
Federated Hermes Pennsylvania Municipal Income Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAMIX